LEASES - Schedule of other information related to the Company's operating leases (Details) - USD ($)	5 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
LEASES
Operating lease ROU Asset - February 9, 2024	$ 395,063
Increase	0
Decrease	(68,727)
Operating lease ROU Asset - Ending Balance	326,336
Operating lease liability - Short Term	149,499	$ 138,218
Operating lease liability - Long Term	182,729	$ 155,616
Total operating lease liability	$ 332,228